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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21593

Kayne Anderson MLP Investment Company
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, Texas 77002
(Name and address of agent for service)

Registrant's telephone number, including area code:    (310) 284-6438

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson MLP Investment Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 10, 2010	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record – Attached on behalf of Kayne Anderson MLP Investment Company

Proposed by
Issuer	Symbol	CUSIP	Meeting Date	Matter:	(I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt

CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	7/23/2009	ELECT:	I	YES	FOR	FOR
ABEL RASTERHOFF

				APPROVE:	I	YES	FOR	AGAINST

AMENDMENT TO THE COMPANY'S FIRST AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP ESTABLISHING THAT IN THE CASE OF ANY MEETING OR LIMITED PARTNERS OF THE COMPANY WHICH HAS BEEN ADJOURNED FOR A SECOND TIME DUE TO ABSENCE OF A QUORUM DURING THE FIRST TWO MEETINGS ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	9/25/2009	APPROVE:	I	YES	FOR	FOR

THE AGREEMENT RELATING TO SIMPLIFICATION OF CAPITAL STRUCTURE, DATED AS OF MARCH 3, 2009, BY AND AMONG MAGELLAN MIDSTREAM PARTNERS, L.P., MAGELLAN GP, LLC., MMP'S GENERAL PARTNER, MAGELLAN MIDSTREAM HOLDINGS, L.P. AND MAGELLAN MIDSTREAM HOLDINGS GP, LLC, MGG'S GENERAL PARTNER, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME

				APPROVE:	I	YES	FOR	FOR
THE FIFTH AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP OF MMP

				APPROVE:	I	YES	FOR	FOR
ADJOURNMENT OF THE MMP SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES IN FAVOR OF ANY OF THE FOREGOING PROPOSALS

MAGELLAN MIDSTREAM HOLDINGS, L.P.	MGG	55907R108	9/25/2009	APPROVE:	I	YES	FOR	FOR

AGREEMENT RELATING TO SIMPLIFICATION OF CAPITAL STRUCTURE BY AND AMONG MAGELLAN MIDSTREAM PARTNERS, L.P., MAGELLAN GP, LLC., MMP'S GENERAL PARTNER, MAGELLAN MIDSTREAM HOLDINGS, L.P., AND MAGELLAN MIDSTREAM HOLDINGS GP, LLC, MGG'S GENERAL PARTNER, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME.

				APPROVE:	I	YES	FOR	FOR

(A) DIRECT MGG, AS THE SOLE MEMBER OF MMP'S GENERAL PARTNER, TO APPROVE MMP'S  AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP & ALL OTHER MATTERS UNDER SIMPLIFICATION AGREEMENT THAT, PURSUANT TO THE LIMITED LIABILITY COMPANY AGREEMENT OF MMP'S GENERAL PARTNER, REQUIRE THE APPROVAL OF MGG; (B) DIRECT MMP'S GENERAL PARTNER TO IMPLEMENT THE MATTERS ABOVE

				APPROVE:	I	YES	FOR	FOR
THE CONTRIBUTIONS

				APPROVE:	I	YES	FOR	FOR
THE LIQUIDATION

				APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE MGG SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES IN FAVOR OF ANY OF THE FOREGOING PROPOSALS.

ALLIANCE RESOURCE PARTNERS, L.P.	ARLP	01877R108	10/23/2009	APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE 2000 LONG-TERM INCENTIVE PLAN OF ALLIANCE COAL, LLC, THE OPERATING SUBSIDIARY OF ALLIANCE RESOURCE PARTNERS, L.P.

TEPPCO PARTNERS, L.P.	TPP	872384102	10/23/2009	APPROVE:	I	YES	FOR	FOR

AGREEMENT AND PLAN OF MERGER DATED AS OF JUNE 28, 2009 BY AND AMONG ENTERPRISE PRODUCTS PARTNERS, L.P., ENTERPRISE PRODUCTS GP, LLC, ENTERPRISE SUB B LLC, TEPPCO PARTNERS, L.P. AND TEXAS EASTERN PRODUCTS PIPELINE COMPANY, LLC, AS IT MAY BE AMENDED FROM TIME TO TIME AND THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT

NAVIOS MARITIME PARTNERS L.P.	NMM	Y62267102	12/16/2009	ELECT:	I	YES	FOR	FOR
ROBERT PIEROT
JOHN KARAKADAS

				RATIFY:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS AS THE CO.'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FY ENDING 12/31/09

GLOBAL PARTNERS LP	GLP	37946R109	12/9/2009	APPROVE:	I	YES	FOR	FOR

AMEND THE PARTNERSHIP AGREEMENT TO: (I) REPLACE THE TERMS "OPERATING SURPLUS" AND "ADJUSTED OPERATING SURPLUS" WITH THE TERM "DISTRIBUTABLE CASH FLOW" (II) INCREASE THE MINIMUM QUARTERLY DISTRIBUTION FROM $0.4125 TO $0.4625 PER UNIT PER QUARTER AND (III) REMOVE THE PROVISIONS THAT CURRENTLY PERMIT EARLY CONVERSION OF A PORTION OF THE SUBORDINATED UNITS.

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/21/2010	ELECT:	I	YES	FOR	FOR
WALTER R. ARNHEIM
PATRICK C. EILERS
BARRY R. PEARL

COPANO ENERGY, L.L.C.	CPNO	217202100	5/11/2010	ELECT:	I	YES	FOR	FOR
JAMES CRUMP
ERNIE DANNER
SCOTT GRIFFITHS
MICHAEL JOHNSON
R. BRUCE NORTHCUTT
T. WILLIAM PORTER
WILLIAM THACKER

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

TEEKAY TANKERS LTD.	TNK	Y8565N102	6/23/2010	ELECT:	I	YES	FOR	FOR
C. SEAN DAY
RICHARD BRONKIS
RICHARD DU MOULIN
PETER EVENSEN
WILLIAM LAWES
BJOURN MOLLER

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/2/2010	ELECT:	I	YES	FOR	FOR
FRANK M. SEMPLE
DONALD D. WOLF
KEITH E. BAILEY
MICHAEL L. BEATTY
CHARLES K. DEMPSTER
DONALD C. HEPPERMANN
WILLIAM A. KELLSTROM
ANNE E. FOX MOUNSEY
WILLIAM P. NICOLETTI

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FY ENDING DECEMBER 31, 2010

LEGACY RESERVES LP	LGCY	524707304	5/12/2010	ELECT:	I	YES	FOR	FOR
CARY D. BROWN
G. LARRY LAWRENCE
KEYLE D. VANN
KYLE A. MCGRAW